Risk information - Corporate exposures by industry (GICS) (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2022	Dec. 31, 2021
Risk information
Gross exposure	kr 438.2	kr 372.5
Net exposure	438.2	372.5
Corporates
Risk information
Gross exposure	268.2	222.1
Net exposure	145.4	122.1
Corporates | IT and telecom
Risk information
Gross exposure	94.6	76.2
Net exposure	16.6	14.8
Corporates | Industrials
Risk information
Gross exposure	62.4	44.7
Net exposure	49.6	41.6
Corporates | Consumer goods
Risk information
Gross exposure	32.7	32.3
Net exposure	26.4	27.5
Corporates | Utilities
Risk information
Gross exposure	30.7	19.5
Net exposure	14.7	9.2
Corporates | Materials
Risk information
Gross exposure	27.4	23.4
Net exposure	15.8	16.1
Corporates | Finance
Risk information
Gross exposure	13.3	21.8
Net exposure	19.1	10.1
Corporates | Energy
Risk information
Gross exposure	4.1	1.2
Net exposure	0.7	0.1
Corporates | Healthcare
Risk information
Gross exposure	2.8	2.8
Net exposure	2.3	2.5
Corporates | Other
Risk information
Gross exposure	0.2	0.2
Net exposure	kr 0.2	kr 0.2